SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549



                      NOTICE OF REDEMPTION PURSUANT TO
                            RULE 23c-2 UNDER THE
                       INVESTMENT COMPANY ACT OF 1940



            Lernoult Investment Fund, Inc. (the "Company"), a closed-end investment company registered under the Investment Company Act of 1940 (file no. 811-08711), hereby notifies the Securities and Exchange Commission of its intention to redeem immediately all the outstanding shares of each of its Auction Market Preferred Stock, Series A, Series B and Series C (the "AMPS"), upon the occurrence on any date more than 30 days hereafter of any event specified in Section 4.2 of the Articles Supplementary of the Company, dated March 1, 1998, relating to the Series A AMPS, the Series B AMPS and the Series C AMPS. A copy of Section 4.2, which obligates the Company to make mandatory redemptions of the AMPS in the events set forth therein, is attached.


                                   LERNOULT INVESTMENT FUND, INC.


                                   By:  /s/ James A. McIntosh
                                      --------------------------------
                                      Name:  James A. McIntosh
                                      Title: President





            4.2. Mandatory Redemption. To the extent permitted under the 1940 Act and Maryland Law and not withstanding that a No-Call Period may be in effect pursuant to a Specific Redemption Provision, the Shares of each Series of AMPS are subject to mandatory redemp tion in whole or in part in the event of a Mandatory Redemption Event.

            The occurrence of any of the following will be a "Mandatory Redemption Event":

            (a) (i) if both Moody's and S&P are rating the AMPS at the request of the Corporation, either (A) the aggregate Adjusted Value of all Moody's Eligible Assets held by the Corporation as of the close of business on any Business Day is less than the Moody's Required Asset Coverage as of such Business Day and such deficiency continues to exist as of 1:00 p.m. (New York time) on the applicable Cure Date or (B) the aggregate Adjusted Value of all S&P Eligible Assets held by the Corporation as of the close of business on any Business Day is less than the S&P Required Asset Coverage as of such Business Day and such deficiency continues to exist as of 1:00 p.m. (New York time) on the applicable Cure Date or (ii) if Moody's and not S&P is rating the AMPS at the request of the Corporation, clause (A) above shall be operative and the state of affairs described therein shall exist and clause (B) above shall not be operative or (iii) if S&P and not Moody's is rating the AMPS at the request of the Corporation, clause (B) above shall be operative and the state of affairs described therein shall exist and clause (A) above shall not be operative;

            (b) (i) the aggregate Fair Market Value of the Securities and other assets of the Corporation is less than 130% of the sum of the aggregate AMPS Redemption Amount for all Shares of AMPS then Outstanding and the aggregate AMPS Redemption Amount (as defined in the applicable articles supplementary relating to any other Preferred Stock issued by the Corporation and rated by the Rating Agencies) applicable to any other Preferred Stock of the Corporation then outstanding, and such aggregate Fair Market Value remains less than 130% of such aggregate AMPS Redemption Amount through the close of business on the applicable Cure Date;

            (c) the Corporation ceases to qualify as a "regulated investment company" within the meaning of the Code; or

            (d) Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the Broker-Dealer.